Debt (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Schedule of debt rollforward

	December 31, 2021	Proceeds	Repayments	December 31, 2022
SL-Credit Facility	$—	$160,000	$—	$160,000
Other	15,300	23,661	5,239	33,722
Less: current portion	$(3,400)	$—	$—	$(13,712)
Non-current	$11,900	$183,661	$5,239	$180,010

	December 31, 2020	Proceeds	Repayments	December 31, 2021
SL-Credit Facility	$—	$—	$—	$—
Other	—	17,000	1,700	15,300
Less: current portion	$—	$—	$—	$(3,400)
Non-current	$—	$17,000	$1,700	$11,900